Annual Total Returns[BarChart] - Thrivent High Yield Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.70%	16.28%	6.91%	1.96%	(2.69%)	12.78%	7.55%	(3.39%)	14.34%	2.76%